Summary of Principal Accounting Policies - Leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, Operating Lease, Existence of Option to Extend	false
Lessee, Operating Lease, Existence of Option to Terminate	false
Right-of-use assets	¥ 8,491,453	$ 1,195,996	¥ 11,448,145	¥ 152,300,000
Lease liabilities				144,300,000
Accumulated deficit	¥ (320,552,501)	$ (45,148,875)	¥ (296,885,493)
Cumulative effect adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit				¥ 0